Note 3 - Unproved Mineral Properties (Detail) - Acquiring and Maintaining Unproved Mineral Properties (USD $)	3 Months Ended				12 Months Ended
	Apr. 30, 2013		Apr. 04, 2013		Jan. 31, 2013		Jan. 31, 2012
Farellon Project
Balance	$ 848,432				$ 852,611		$ 796,828
Additions/Payments	(31,500)				58,054
Property Taxes Paid/Accrued	46,191
Impairment			(18,870)	[1]	83,159
Farellon Alto [Member]
Farellon Project
Balance	580,106	[2]			580,234	[2]	552,976	[2]
Additions/Payments		[2]			13,142	[2]
Property Taxes Paid/Accrued	4,710	[2]
Impairment			(4,838)	[1],[2]	0	[2]
Cecil [Member]
Farellon Project
Balance	47,982				54,076		41,746
Additions/Payments					0
Property Taxes Paid/Accrued	1,938
Impairment			(8,032)	[1]	0
Farellon Project [Member]
Farellon Project
Balance	628,088				634,310		594,722
Additions/Payments					13,142
Property Taxes Paid/Accrued	6,648
Impairment	(12,870)		(12,870)	[1]	0
Perth Project [Member]
Farellon Project
Balance	58,999	[3]			75,346	[3]	19,371
Additions/Payments	(37,500)	[3]			20,031
Property Taxes Paid/Accrued	21,153	[3]
Impairment				[1],[3]	0
Margarita [Member]
Farellon Project
Balance	19,575				19,099		18,195
Additions/Payments					0
Property Taxes Paid/Accrued	476
Impairment				[1]	0
Che [Member]
Farellon Project
Balance	25,725	[4]			25,079	[4]	23,895	[4]
Additions/Payments		[4]			0	[4]
Property Taxes Paid/Accrued	646	[4]
Impairment				[1],[4]	0	[4]
Irene [Member]
Farellon Project
Balance	48,652				48,142		47,174
Additions/Payments					0
Property Taxes Paid/Accrued	510
Impairment				[1]	0
Mateo [Member]
Farellon Project
Balance	67,393				50,635		33,065
Additions/Payments					15,634
Property Taxes Paid/Accrued	16,758
Impairment				[1]	0
Mateo Project [Member]
Farellon Project
Balance	161,345				142,955		122,329
Additions/Payments					15,634
Property Taxes Paid/Accrued	18,390
Impairment				[1]	0
Generative Claims [Member]
Farellon Project
Balance							1,926
Additions/Payments	6,000
Impairment	$ (6,000)		$ (6,000)	[1]	$ 1,926

[1]	See abandoned claims below.
[2]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	See Perth Project discussion below.
[4]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.